ORGANIZATION AND BASIS OF PRESENTATION (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($) ft² Property Counterparty	Dec. 31, 2019 USD ($) ft² Property Tenants Counterparty	Dec. 31, 2018	Sep. 17, 2019 USD ($)	Oct. 31, 2017 Property
Real Estate Properties [Line Items]
No of Properties | Property					1
Number of limited partnerships in which the company is sole General Partner | Counterparty	2	2
Number of partnerships that purchase and lease back model homes from homebuilders in which the company is the general and limited partner | Counterparty	5	5
Key provisions of operating or partnership agreement	The Company or one of its affiliates operate the following partnerships during the periods covered by these condensed consolidated financial statements: • The Company is the sole general partner and a limited partner in two limited partnerships (NetREIT Palm Self-Storage LP and NetREIT Casa Grande LP), all with ownership interests in entities that own real estate income producing properties. • The Company is the general and/ or limited partner in five limited partnerships that purchase Model Homes and lease them back to homebuilders (Dubose Model Home Investors #202, LP, Dubose Model Home Investors #203, LP, Dubose Model Home Investors #204, LP, Dubose Model Home Investors #205, LP and NetREIT Dubose Model Home REIT, LP). The Company refers to these entities collectively as the “Model Home Partnerships”.
Income tax description	We have elected to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code ("Code"), for federal income tax purposes. To maintain our qualification as a REIT, we are required to distribute at least 90% of our REIT taxable income to our stockholders and meet the various other requirements imposed by the Code relating to such matters as operating results, asset holdings, distribution levels and diversity of stock ownership.	We have elected to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code (the "Code"), for federal income tax purposes. To maintain our qualification as a REIT, we are required to distribute at least 90% of our REIT taxable income to our stockholders and meet the various other requirements imposed by the Code relating to such matters as operating results, asset holdings, distribution levels and diversity of stock ownership.
Percentage of distributed taxable income to qualify as REIT	90.00%	90.00%
Long-term maturity debt, remaining in 2019	$ 20,215,786
Long-term maturity debt, in 2020	23,422,230	$ 16,892,476
Long-term maturity debt, in 2021	$ 18,055,459	18,472,632
Mortgage notes payable in 2020		$ 29,166,847
Industrial Properties
Real Estate Properties [Line Items]
No of Properties | Property	1	1
Office Properties
Real Estate Properties [Line Items]
No of Properties | Property	10	12
Industrial Office Properties
Real Estate Properties [Line Items]
Area of Real Estate Property | ft²	998,016	1,192,566
Retail Properties
Real Estate Properties [Line Items]
No of Properties | Property	4	4
Area of Real Estate Property | ft²	131,722	131,722
Residential Properties
Real Estate Properties [Line Items]
No of Properties | Property	138	136
Number of corporations | Property	1	1
Number of limited partnerships in which the company is sole General Partner | Counterparty	5
Customer Concentration Risk | Rental Income
Real Estate Properties [Line Items]
Number of tenant | Tenants		1
Concentration risk, percentage		6.10%	5.70%
Model Home properties
Real Estate Properties [Line Items]
No of Properties | Property	138
Area of Real Estate Property | ft²	390,490
Model Home
Real Estate Properties [Line Items]
Long-term maturity debt, remaining in 2019	$ 9,903,239
Long-term maturity debt, in 2020	12,949,485	$ 11,932,259
Long-term maturity debt, in 2021	8,345,200	8,416,975
Mortgage notes payable in 2020		12,294,895
Notes Payable to Banks | Polar Multi Strategy Master Fund
Real Estate Properties [Line Items]
Long-term Debt				$ 14,000,000
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Notes Payable to Banks | Commercial Property
Real Estate Properties [Line Items]
Long-term Debt				$ 14,000,000
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Mortgage Notes Payable | Model Home properties
Real Estate Properties [Line Items]
Mortgage notes payable in 2020		12,300,000
Mortgage Notes Payable | Commercial Property
Real Estate Properties [Line Items]
Long-term maturity debt, in 2020	10,300,000
Mortgage notes payable in 2020		$ 16,900,000
Mortgage Notes Payable | Model Home
Real Estate Properties [Line Items]
Long-term maturity debt, remaining in 2019	20,200,000
Long-term maturity debt, in 2020	9,900,000
Long-term maturity debt, in 2021	$ 23,400,000
Partial Interest Properties
Real Estate Properties [Line Items]
Number of commercial properties own in fee interest | Property					16